INCOME TAXES (Significant Components of Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	$ 2,042	$ 3,929
Tax credits carryforward	4,852	4,427	[1]
Temporary differences relating to reserve and allowances	2,602	4,484	[1]
Intangible assets	(2,714)	(5,760)
Total net deferred tax asset before valuation allowance	6,782	7,080
Valuation Allowance, net of uncertain tax positions	(4,825)	(5,154)
Deferred tax asset, net	$ 1,957	$ 1,926

[1]	Reclassified